8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2015	2014	2013	2015	2014	2013

2.86%	2.90%	3.02%	2.82%	2.91%	3.14%